Principal activities and organization	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principal activities and organization

1. Principal activities and organization

Lucas GC Limited (“Lucas”, or the “Company”) was incorporated under the laws of the Cayman Islands on August 15, 2022 as an exempted company with limited liability. The Company primarily engages in providing services through its directly owned subsidiaries (collectively, the “Group”) in the People’s Republic of China (“PRC” or “China”).

Lucas owns 100% equity interest of Lucas Star Holding Limited (“Lucas BVI”), which was incorporated on August 4, 2022 as investment holding companies in British Virgin Islands. Lucas Star Global Limited (“Lucas HK”), a wholly subsidiary of Lucas BVI, was incorporated under the laws of Hong Kong, China on October 21, 2022.

The Company commenced its operation through Lucas Group China Limited (“Lucas China”) since 2011. Lucas China was incorporated under the laws of PRC on May 17, 2011.

In preparation for its IPO, the Group conducted a reorganization (the “Reorganization”) from August 2022 to November 2022, which involved the following steps:

●	Formation of Lucas, Lucas BVI and Lucas HK;

●	Transfer of 100% equity interests of Qingdao Luogaoshi Consulting Co., Ltd. (“Qingdao Luogaoshi”) from Lucas China to Lucas HK at the consideration of RMB100;

●	Qingdao Luogaoshi made capital injection of RMB386.4 million to Lucas China to obtain its 99% equity interest.

The shareholders and their respective equity interests in the entities remain similar immediately before and after the capital injection in Lucas China. Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the year ended December 31, 2021, the results of these subsidiaries are included in the financial statements for both periods, and the equity has been restated to reflect the change as well.

Stock Split

On May 29, 2023, the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 each without any action on the part of the shareholder. All historical share numbers and per share amounts have been retrospectively restated to reflect such Stock Split for all periods presented.

Initial Public Offering

In March 2024, the Company completed its initial public offering of 1,500,000 ordinary shares at a public offering price of US$4.00 per share for total gross proceeds of US$6,000 before deducting underwriting discounts and offering expenses.

As of December 31, 2024, the Company’s major subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Lucas China	May 17, 2011	PRC	99%	Recruitment, Consulting and Information Technology
Luogaoshi Technology (Beijing) Co., Ltd. (“Luogaoshi”)	May 26, 2015	PRC	100% owned by Lucas China	Recruitment, Consulting and Information Technology
Qingdao Luogaoshi Consulting Co., Ltd.	June 1, 2017	PRC	100%	Recruitment, Consulting and Information Technology
Jiangxi Magellan Technology Co., Ltd.	June 18, 2020	PRC	100% owned by Lucas China	Recruitment, Consulting and Information Technology
Lucas Media Co., Ltd.	July 1, 2016	PRC	100% owned by Lucas China	Media and Entertainment business
Shanghai Luojiashi Technology Co., Ltd	November 2, 2021	PRC	100% owned by Lucas China	Recruitment, Consulting and Information Technology
Lucas GC Limited (“Lucas GC”)	April 12, 2016	Hongkong, PRC	100% owned by Lucas China	Management consulting business

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)